Derivative Financial Instruments	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Derivative Financial Instruments

B.10. DERIVATIVE FINANCIAL INSTRUMENTS

B.10.1 CURRENCY DERIVATIVES USED TO MANAGE OPERATING RISK EXPOSURES
The table below shows operating currency hedging instruments in place as of June 30, 2023. The notional amount is translated into euros at the relevant closing exchange rate.

June 30, 2023			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	4,836	32	—	—	—	4,836	32
of which US dollar	2,309	4	—	—	—	2,309	4
of which Chinese yuan renminbi	618	18	—	—	—	618	18
of which Japanese yen	199	9	—	—	—	199	9
of which Mexican peso	163	(2)	—	—	—	163	(2)
of which Singapore dollar	149	2	—	—	—	149	2
Forward currency purchases	3,046	(11)	—	—	—	3,046	(11)
of which US dollar	1,899	(2)	—	—	—	1,899	(2)
of which Singapore dollar	408	(5)	—	—	—	408	(5)
of which Canadian dollar	98	1	—	—	—	98	1
of which Korean won	94	—	—	—	—	94	—
of which Chinese yuan renminbi	81	(2)	—	—	—	81	(2)
Total	7,882	21	—	—	—	7,882	21
The above positions mainly hedge material foreign currency cash flows arising after the end of the reporting period in relation to transactions carried out during the six months ended June 30, 2023 and recognized in the balance sheet at that date. Gains and losses on hedging instruments (forward contracts) are calculated and recognized in parallel with the recognition of gains and losses on the hedged items. Due to this hedging relationship, the commercial foreign exchange difference on those items (hedging instruments and hedged transactions) will be immaterial in the second half of 2023.

B.10.2. CURRENCY AND INTEREST RATE DERIVATIVES USED TO MANAGE FINANCIAL EXPOSURE
The cash pooling arrangements for foreign subsidiaries outside the eurozone, and some of Sanofi’s financing activities, expose certain Sanofi entities to financial foreign exchange risk (i.e. the risk of changes in the value of loans and borrowings denominated in a currency other than the functional currency of the lender or borrower).
That foreign exchange exposure is hedged using derivative instruments (currency swaps or forward contracts) that alter the currency split of Sanofi’s debt once those instruments are taken into account.
The table below shows financial currency hedging instruments in place as of June 30, 2023. The notional amount is translated into euros at the relevant closing exchange rate.

	June 30, 2023
(€ million)	Notional amount		Fair value	Maximum expiry date
Forward currency sales	8,935		17
of which US dollar	6,147	(a)	4	2024
of which Singapore dollar	1,355	(b)	—	2023
of which Pound sterling	466		—	2023
Forward currency purchases	8,457		(18)
of which US dollar	5,106	(c) (d)	(13)	2024
of which Singapore dollar	2,689	(e)	(7)	2023
of which Japanese yen	320		(2)	2023
Total	17,392		(1)
(a)Includes forward sales with a notional amount of $3,615 million expiring in 2023, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2023, the fair value of these forward contracts represented an asset of €9 million; the opposite entry was recognized in “Other comprehensive income”, with the impact on financial income and expense being immaterial.
(b)Includes forward sales with a notional amount of SGD2,000 million expiring in 2023, designated as a hedge of Sanofi’s net investment in Sanofi-Aventis Singapore Pte Ltd. As of June 30, 2023, the fair value of these forward contracts represented an asset of €0 million; the opposite entry was recognized in “Other comprehensive income”, with the impact on financial income and expense being immaterial.
(c) Includes forward purchases with a notional amount of $1,000 million expiring in 2023, designated as a fair value hedge of an equivalent amount of intragroup current accounts against fluctuations in the EUR/USD spot rate. As of June 30, 2023, the fair value of these contracts represented a liability of €10 million, with €2 million credited to “Other comprehensive income” to recognize the hedging cost.
(d) Includes forward purchases with a notional amount of $1,782 million expiring in 2023 and 2024, designated as a fair value hedge of $1,782 million of commercial paper. As of June 30, 2023, the fair value of these contracts represented an asset of €8 million, with €0 million credited to “Other comprehensive income” to recognize the hedging cost. .
(e) Includes forward purchases with a notional amount of SGD1,260 million expiring in 2023, designated as a fair value hedge of an equivalent portion of an intra-group current account against fluctuations in the EUR/SGD rate. As of June 30, 2023, the fair value of these contracts represented an asset of €11 million , with €3 million credited to “Other comprehensive income” to recognize the hedging cost.

To optimize the cost of debt or reduce the volatility of debt, Sanofi uses derivative instruments (interest rate swaps and cross currency swaps) to alter the fixed/floating rate split of its net debt.
The table below shows instruments of this type in place as of June 30, 2023:

								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2023	2024	2025	2026	2027 and beyond	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD / receive 1.03%	—	—	—	—	458	458	(60)	458	(60)	—	—	—
pay capitalized SOFR USD / receive 1.32%	—	—	—	—	458	458	(54)	458	(54)	—	—	—
pay capitalized Ester / receive 0.69%	—	—	850	—	—	850	(49)	850	(49)	—	—	—
pay capitalized Ester / receive 0.92%	—	—	—	—	650	650	(74)	650	(74)	—	—	—
pay capitalized Ester / receive 3.43%	995	724	—	—	—	1,720	(1)	1,720	(1)	—	—	—
Total	995	724	850	—	1,566	4,136	(239)	4,136	(239)	—	—	—